Financial Instruments and Risk Management (Details) - EUR (€) € in Thousands		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount		€ 58,007	€ 35,467
Liabilities, carrying amount		(55,058)	(17,987)
Total carrying amount		2,949	17,480
Total fair value		(52,932)	12,182
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount		7,681	58,007
Liabilities, carrying amount
Total carrying amount		7,681	58,007
Total fair value
Cash And Cash Equivalent [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Cash And Cash Equivalent [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Cash And Cash Equivalent [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Financial Assets At F V T P L [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount		27,453
Liabilities, carrying amount
Total carrying amount		27,453
Total fair value		27,453
Financial Assets At F V T P L [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value		27,453
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount	[1]	333
Liabilities, carrying amount	[1]
Total carrying amount	[1]	333
Total fair value	[1]
Other Receivables [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[1]
Other Receivables [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[1]
Other Receivables [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[1]
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(1,029)	(1,777)
Total carrying amount		(1,029)	(1,777)
Total fair value
Trade Payables [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Trade Payables [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Trade Payables [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Tradeable Warrants [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(15,271)	(36,273)
Total carrying amount		(15,271)	(36,273)
Total fair value		(15,271)	(36,273)
Tradeable Warrants [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value		(15,271)	(36,273)
Tradeable Warrants [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Tradeable Warrants [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount	[2]
Liabilities, carrying amount	[2]	(1,687)	(349)
Total carrying amount	[2]	(1,687)	(349)
Total fair value	[2]
Other Payables [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[2]
Other Payables [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[2]
Other Payables [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[2]
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value		12,182	(36,273)
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value			(16,659)
Non Tradeable Warrants [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount			(16,659)
Total carrying amount			(16,659)
Total fair value			(16,659)
Non Tradeable Warrants [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Non Tradeable Warrants [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Non Tradeable Warrants [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value			€ (16,659)

[1]	Prepayments and VAT have been excluded as they are not classified as a financial asset.
[2]	Employment taxes have been excluded as these are statutory liabilities.